Related Parties (Tables)	12 Months Ended
Dec. 31, 2025
Related Parties
Summary of principal transactions carried out by Group with affiliated companies, including equity investees, stockholders and entities in which stockholders have an equity interest

	2025		2024		2023
Revenues, other income and interest income:
Royalties (a)	Ps.	106,218	Ps.	111,766	Ps.	—
Transmission rights (b)		1,309,149		1,312,319		1,516,369
Telecom services (c)		264,753		650,197		466,957
Administrative services (d)		226,341		220,027		73,430
Advertising (e)		2,344,001		1,659,121		1,902,307
Interest income (f)		271,314		540,488		685,098
Lease (g)		419,332		529,716		412,329
	Ps.	4,941,108	Ps.	5,023,634	Ps.	5,056,490
Costs and expenses:
Donations	Ps.	15,000	Ps.	30,000	Ps.	30,000
Advertising		37,526		167,079		266,834
Administrative services (d)		66,844		83,870		66,597
Interests expense		—		12,798		—
Technical services (h)		—		—		299,192
Programming production, transmission rights and telecom (i)		3,637,672		4,412,001		5,176,944
	Ps.	3,757,042	Ps.	4,705,748	Ps.	5,839,567

(a)	In 2025 and 2024 the Group received royalties from Ollamani for the use of certain brands.
(b)	The Group received other income in respect of services rendered to TelevisaUnivision in 2025, 2024 and 2023.
(c)	The Group received revenue in respect of services provided to Ollamani in 2025, to TelevisaUnivision in 2025, 2024 and 2023, and to a subsidiary of AT&T in 2023. Until June 2024, AT&T was a related party (see Note 3).
(d)	The Group received other income from affiliates for various services, such as property and equipment rental, security, and other services, at rates which are negotiated. The Group provided management services to affiliates, which reimburse the Group for incurred payroll and related expenses. Included administrative services provided to Tritón, TelevisaUnivision and Ollamani.
(e)	In 2025, 2024 and 2023 the Group recognized advertising revenue from TelevisaUnivision.
(f)	In 2025, 2024 and 2023, included interest income from GTAC and Televisa, S. de R.L. de C.V., the latter in connection with a long-term credit agreement with the Company, as described below.
(g)	The Group received other income in respect of operating lease agreements with certain companies of TelevisaUnivision, Ollamani and Tritón.
(h)	In 2023, Sky received services from a subsidiary of AT&T for play-out, uplink and downlink of signals.
(i)	The Group made payments for telecom services to GTAC, the cost of programming of TelevisaUnivision, and payments for transmission rights to AT&T in 2023.

Summary of balances of receivables and payables between the Group and related parties

	2025		2024
Current receivables:
Televisa, S. de R.L. de C.V. (“Televisa”) (1) (2)	Ps.	383,118	Ps.	200,156
Ollamani (3)		243,072		30,179
Televisa Producciones, S.A. de C.V. (1)		28,100		24,020
ECO Producciones, S.A. de C.V. (1)		10,811		11,012
Tritón Comunicaciones, S.A. de C.V.		21,288		20,803
TelevisaUnivision		5,237		6,837
Other		35,850		46,546
	Ps.	727,476	Ps.	339,553

Non-current receivables:
Televisa (1) (4)	Ps.	—	Ps.	3,293,463

Current payables:
Televisa (1) (2)	Ps.	216,436	Ps.	195,820
Televisa Producciones, S.A. de C.V. (1)		3,920		613
Ollamani		1,586		4,841
Desarrollo Vista Hermosa, S.A. de C.V. (1)		320		—
Other		2,344		1,140
	Ps.	224,606	Ps.	202,414

(1)	An indirect subsidiary of TelevisaUnivision.
(2)	Represents current receivables from Televisa, which included transmission services as of December 31, 2025 and 2024; and advertising services as of December 31, 2025. Current payables to Televisa were related primarily to programming services for our Telecom segment.
(3)	Represents current receivables from Ollamani, which included administrative and network services as of December 31, 2025.
(4)	In January 2022, Televisa entered into a long-term credit agreement with the Company in the principal amount of Ps.5,738,832, with a fixed annual interest rate of 10.2% through October 2023, and 12.8% thereafter. Under the terms of this agreement, principal and interest were payable at maturity on April 30, 2026, and prepayments of principal could be made by debtor at any time without any penalty. In 2023 and 2024, Televisa made prepayments of principal in the amounts of Ps.2,374,640 and Ps.1,817,076, respectively. As of December 31, 2024, amounts receivable from Televisa in connection with this long-term credit amounted to Ps.3,293,463. On October 31, 2025, Televisa prepaid to the Company all of the remaining amounts payable as of that date under this credit agreement in the aggregate amount of Ps.3,218,617.